INCOME TAXES - Reconciliation (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
INCOME TAXES
Statutory rate	25.00%	25.00%	25.00%
Change in valuation allowance	(25.00%)	(25.00%)	(24.00%)
Effective income tax rate	0.00%	0.00%	1.00%